Financial risk management - Additional information - (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 19,072,718,000	S/ 17,629,445,000
Total Loan amount Due	6,890,290,000	6,496,778,000
Impaired Loan amount	19,072,718,000	17,629,445,000
Indirect loans	4,101,977,000	4,071,460,000
Foreign currency [Member]
Disclosure of provision matrix [line items]
Indirect loans	S/ 683,214,000	S/ 696,510,000
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	40.00%	40.00%
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%
Optimistic Case Scenario [Member] | Interseguro [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%
Top of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage.	7.00%
Relative variation percentage	350.00%
Bottom of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage.	1.00%
Relative variation percentage	20.00%
Accounts Receivable Insurance Premiums
Disclosure of provision matrix [line items]
Expected credit loss rate	92.30%	98.20%
Direct loans [member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 186,095,000,000	S/ 50,434,000,000
Impaired Loan amount	186,095,000,000	50,434,000,000
Indirect Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	622,195,000,000	811,110,000,000
Impaired Loan amount	S/ 622,195,000,000	S/ 811,110,000,000
Investments [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	89.80%	90.00%
Financial assets in fixed income instruments	S/ 928,742,000,000	S/ 874,618,000,000
Impaired Loan amount	S/ 928,742,000,000	S/ 874,618,000,000
Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Total Loan amount Due			S/ 2,301,186,000,000
Financial assets impaired [member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments			1,437,722,000,000
Impaired Loan amount			S/ 1,437,722,000,000
Cash and due from banks [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	80.40%	79.80%
Loan Portfolio [Member] | Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	91.80%	92.20%
Loan Portfolio [Member] | Lower Credit Risk [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	89.30%	89.00%
Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 808,290,000,000	S/ 861,544,000,000
Impaired Loan amount	S/ 808,290,000,000	S/ 861,544,000,000